INCOME TAX (Tables)	12 Months Ended
Sep. 30, 2016
Income Before Income Taxes	Income before income taxes consisted of:

	Years ended September 30,
	2014	2015	2016
	US$	US$	US$
Non - PRC	(1,757)	(2,381)	(1,929)
PRC	29,218	32,828	34,581

	27,461	30,447	32,652

Current and Deferred Components of Income Tax Expense

The current and deferred components of the income tax expense appearing in the consolidated statements of operations are as follows:

	Years ended September 30,
	2014	2015	2016
	US$	US$	US$
Current tax expense	3,988	4,798	5,799
Deferred tax expense	64	1,076	351

	4,052	5,874	6,150

Reconciliation of Effective Tax Rate and Statutory Income Tax Rate Applicable to PRC Operations

The reconciliation of the effective tax rate and the statutory income tax rate applicable to PRC operations is as follows:

	Years ended September 30,
	2014	2015	2016
	US$	US$	US$
Income before taxes	27,461	30,447	32,652

Income tax expense computed at applicable tax rates of 25%	6,865	7,612	8,162
Effect of different tax rates in different jurisdictions	357	614	413
Non-deductible expenses	94	120	670
Effect of tax holidays	(2,888)	(3,001)	(3,464)
Effect of valuation allowances	33	59	164
Effect of tax rate changes	—	—	—
Withholding tax on undistributed earnings	373	507	574
Income tax reversal	(782)	(37)	(369)

	4,052	5,874	6,150

Effective income tax rate	14.76%	19.29%	18.83%

Aggregate Amount and per Share Effect of Tax Holidays

The aggregate amount and per share effect of the tax holidays are as follows:

	Years ended September 30,
	2014	2015	2016
	US$	US$	US$
The aggregate amount of tax holidays	2,888	3,001	3,464

The aggregate effect on basic and diluted net income per share:
- Basic	0.02	0.02	0.03

- Diluted	0.02	0.02	0.03

Components of Deferred Taxes

The components of deferred taxes are as follows:

	As of September 30,
	2015	2016
	US$	US$
Current deferred tax assets
Payroll payable	679	814
Accrued expenses	604	621
Allowance for doubtful accounts	247	185
Net operating loss carry-forwards	40	76

Total current deferred tax assets	1,570	1,696
Less: valuation allowance	(62)	(20)

Current deferred tax assets, net	1,508	1,676

Non-current deferred tax assets
Intangible assets	13	8
Property, plant and equipment	132	123
Net operating loss carry-forwards	346	489

Total non-current deferred tax assets	491	620
Less: valuation allowance	(337)	(484)

Non-current deferred tax assets, net	154	136

Non-current deferred tax liabilities
Intangible assets	15	1,757
Withholding tax on undistributed earnings	1,729	2,210

Total non-current deferred tax liabilities	1,744	3,967

Reconciliation of Accrued Unrecognized Tax Benefits

Reconciliation of accrued unrecognized tax benefits is as follows:

Unrecognized tax benefits
Balance - September 30, 2014	177
Foreign currency adjustment	(6)

Balance - September 30, 2015	171
Foreign currency adjustment	(8)

Balance - September 30, 2016	163